TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Summary of Income Tax Reconciliation
The following is a reconciliation of the taxes on income assuming that all income is taxed at the ordinary statutory corporate tax rate in Israel and the effective income tax rate:

	Year ended December 31,
	2 0 1 5	2 0 1 4	2 0 1 3
	(in thousands)
Net profit (loss) as reported in the
statements of operations	$42	$(264)	$(305)
Statutory tax rate	26.5%	26.5%	25%
Income Tax under statutory tax rate	$11	$(70)	$(76)

Less full valuation allowance	(11)	70	76

Actual income tax	$-	$-	$-